REVENUES - Schedule of Net Revenues From Sales (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue [abstract]
Sale of products	$ 201,640,558	$ 197,099,823	$ 165,400,975
- Domestic market	201,582,476	196,970,085	165,257,642
- External customers	58,082	129,738	143,333
Services rendered	6,024,672	6,486,331	6,008,550
Bonuses / Discounts	(62,532,616)	(60,085,628)	(49,027,161)
Revenues	$ 145,132,614	$ 143,500,526	$ 122,382,364